SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO FINANCE LEASES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Right of use asset	$ 72,250	$ 85,801	$ 126,201
Lease liabilities - non current	137,852	131,635
Finance leases, Present value of lease liabilities	$ 137,852	$ 131,635